Segmented information - Revenues by Services and Products (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	$ 22,883	$ 23,793
Total services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	19,832	20,566
Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	6,122	6,323
Data
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	7,691	7,617
Voice
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	3,402	3,564
Media
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	2,369	2,811
Other services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	248	251
Total products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	3,051	3,227
Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	2,508	2,623
Data
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	494	556
Equipment and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	$ 49	$ 48